Performance Management	May 31, 2025
Virtus Stone Harbor Emerging Markets Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	20.05%	Worst Quarter:	2020, Q1:	-20.12%	Year to Date (6/30/2025):	4.14%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Stone Harbor Emerging Markets Bond Fund	Total
Bloomberg Global Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index
JPMorgan CEMBI Broad Diversified Index | Average Annual Return, Label [Optional Text]	JPMorgan CEMBI Broad Diversified Index
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The J.P. Morgan CEMBI Broad Diversified Index tracks total returns for U.S. dollar denominated debt instruments issued by corporate entities in emerging markets countries. The benchmark limits the current face amount allocations of the bonds in the CEMBI Broad by constraining the total face amount outstanding for countries with larger debt stocks. Qualifying corporate bonds have a face amount greater than USD 300 million, maturity greater than 5 years, verifiable prices and cash flows, and from countries with Asia ex Japan, Latin America, Eastern Europe, Middle East, and Africa. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Stone Harbor Emerging Markets Bond Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	4.14%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.05%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Stone Harbor Emerging Markets Debt Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	18.89%	Worst Quarter:	2020, Q1:	-18.76%	Year to Date (6/30/2025):	5.65%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Stone Harbor Emerging Markets Debt Income Fund	Total
Bloomberg Global Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index
JPMorgan EMBI Global Diversified Index | Average Annual Return, Label [Optional Text]	JPMorgan EMBI Global Diversified Index
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The J.P. Morgan EMBI Global Diversified Index (EMBI Global Diversified) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Stone Harbor Emerging Markets Debt Income Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	5.65%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Stone Harbor Local Markets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	11.02%	Worst Quarter:	2020, Q1:	-16.98%	Year to Date (6/30/2025):	12.28%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Stone Harbor Local Markets Fund	Total
Bloomberg Global Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index
JPMorgan GBI-EM Global Diversified Index | Average Annual Return, Label [Optional Text]	JPMorgan GBI-EM Global Diversified Index
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The J.P. Morgan GBI-EM Global Diversified Index consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The weightings among the countries are more evenly distributed within this index. The index is calculated on a total-return basis with dividends reinvested, and it is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Stone Harbor Local Markets Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	12.28%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020